Schedule of Stock Option Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Number of Options Outstanding, Beginning balance	241,128	226,418	226,418
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 32.76	$ 37.00	$ 41.08
Weighted Average Life (Years), Outstanding, Ending balance	4 years 9 months 18 days	4 years 7 months 24 days	6 years 6 months 21 days
Aggregate Intrinsic Value, Outstanding, Beginning balance	$ 9,445
Number of Options, Granted	101,166	48,847
Weighted Average Exercise Price, Granted	$ 3.67	$ 4.24
Weighted Average Life (Years), Granted	4 years 25 days	10 years
Number of Options, Forfeited/Expired		(34,137)
Weighted Average Exercise Price, Forfeited/Expired		$ 40.48
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options Outstanding, Ending Balance	342,294	241,128	226,418
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 21.76	$ 32.76	$ 37.00
Weighted Average Life (Years), Outstanding, ending balance		5 years 5 months 4 days	4 years 7 months 24 days
Aggregate Intrinsic Value, Outstanding, Ending Balance		$ 9,445
Weighted Average Life (Years), Outstanding, Beginning balance		5 years 5 months 4 days
Number of Options, Forfeited/Expired		34,137